Investment Securities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Schedule of amortized cost, gross unrealized gains and losses and fair values of available for sale and held to maturity securities

	March 31, 2014
	Amortized Cost	Gross Unrealized		Fair Value
		Gains	Losses
	(In thousands)
Available for sale securities:
U.S. Government and agency obligations
Due from one through five years	$1,000	$—	$(18)	$982
Due from five through ten years	9,984	27	(226)	9,785
	10,984	27	(244)	10,767
State agency and municipal obligations
Due from five through ten years	4,114	191	—	4,305
Due after ten years	8,263	479	—	8,742
	12,377	670	—	13,047
Corporate bonds
Due from one through five years	10,234	416	(14)	10,636
Government-sponsored mortgage-backed securities	1,021	86	—	1,107
Total available for sale securities	$34,616	$1,199	$(258)	$35,557
Held to maturity securities:
U.S. Government and agency obligations
Due from one through five years	$1,018	$—	$—	$1,018
State agency and municipal obligations
Due after ten years	11,445	—	—	11,445
Corporate bonds
Due from five through ten years	1,000	14	—	1,014
Government-sponsored mortgage-backed securities	317	33	—	350
Total held to maturity securities	$13,780	$47	$—	$13,827

The amortized cost, gross unrealized gains and losses and fair values of available for sale and held to maturity securities at December 31, 2013 were as follows:

	December 31, 2013
	Amortized Cost	Gross Unrealized		Fair Value
		Gains	Losses
	(In thousands)
Available for sale securities:
U.S. Government and agency obligations
Due from one through five years	$1,000	$—	$(17)	$983
Due from five through ten years	4,997	—	(292)	4,705
	5,997	—	(309)	5,688
State agency and municipal obligations
Due from five through ten years	3,125	152	—	3,277
Due after ten years	8,480	375	—	8,855
	11,605	527	—	12,132
Corporate bonds
Due from one through five years	9,166	411	(11)	9,566
Government-sponsored mortgage-backed securities	1,133	78	—	1,211
Total available for sale securities	$27,901	$1,016	$(320)	$28,597
Held to maturity securities:
U.S. Government and agency obligations
Due from one through five years	$1,021	$—	$(2)	$1,019
State agency and municipal obligations
Due after ten years	11,461	—	—	11,461
Corporate bonds
Due from five through ten years	1,000	—	(27)	973
Government-sponsored mortgage-backed securities	334	28	—	362
Total held to maturity securities	$13,816	$28	$(29)	$13,815

	December 31, 2013
	Amortized Cost	Gross Unrealized		Fair Value
		Gains	Losses
	(In thousands)
Available for sale securities:
U.S. Government and agency obligations
Due from one through five years	$1,000	$—	$(17)	$983
Due from five through ten years	4,997	—	(292)	4,705
	5,997	—	(309)	5,688
State agency and municipal obligations
Due from five through ten years	3,125	152	—	3,277
Due after ten years	8,480	375	—	8,855
	11,605	527	—	12,132
Corporate bonds
Due from one through five years	9,166	411	(11)	9,566
Government-sponsored mortgage backed securities	1,133	78	—	1,211
Total available for sale securities	$27,901	$1,016	$(320)	$28,597
Held to maturity securities:
U.S. Government and agency obligations
Due from one through five years	$1,021	$—	$(2)	$1,019
State agency and municipal obligations
Due after ten years	11,461	—	—	11,461
Corporate bonds
Due from five through ten years	1,000	—	(27)	973
Government-sponsored mortgage backed securities	334	28	—	362
Total held to maturity securities	$13,816	$28	$(29)	$13,815

	December 31, 2012
	Amortized Cost	Gross Unrealized		Fair Value
		Gains	Losses
	(In thousands)
Available for sale securities:
U.S. Government and agency obligations
Due from five through ten years	$5,997	$16	$(8)	$6,005
State agency and municipal obligations
Due from five through ten years	3,631	286	—	3,917
Due after ten years	13,405	1,209	—	14,614
	17,036	1,495	—	18,531
Corporate bonds
Due from one through five years	11,612	657	(14)	12,255
Due from five through ten years	2,069	232	—	2,301
	13,681	889	(14)	14,556
Government-sponsored mortgage backed securities	1,872	94	—	1,966
Total available for sale securities	$38,586	$2,494	$(22)	$41,058
Held to maturity securities:
State agency and municipal obligations
Due after ten years	$3,903	$—	$—	$3,903
Corporate bonds
Due from five through ten years	1,000	—	(96)	904
Government-sponsored mortgage backed securities	451	34	—	485
Total held to maturity securities	$5,354	$34	$(96)	$5,292

Schedule of fair value and related unrealized losses of temporarily impaired investment securities, aggregated by investment category

	Length of Time in Continuous Unrealized Loss Position
	Less Than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
	(In thousands)
March 31, 2014
U.S. Government and agency obligations	$4,823	$(175)	$930	$(69)	$5,753	$(244)
Corporate bonds	1,078	(4)	989	(10)	2,067	(14)
Total investment securities	$5,901	$(179)	$1,919	$(79)	$7,820	$(258)
December 31, 2013
U.S. Government and agency obligations	$5,797	$(222)	$910	$(89)	$6,707	$(311)
Corporate bonds	—	—	1,961	(38)	1,961	(38)
Total investment securities	$5,797	$(222)	$2,871	$(127)	$8,668	$(349)

	Length of Time in Continuous Unrealized Loss Position
	Less Than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
	(In thousands)
December 31, 2013
U.S. Government and agency obligations	$5,797	$(222)	$910	$(89)	$6,707	$(311)
Corporate bonds	—	—	1,961	(38)	1,961	(38)
Total investment securities	$5,797	$(222)	$2,871	$(127)	$8,668	$(349)
December 31, 2012
U.S. Government and agency obligations	$1,991	$(8)	$—	$—	$1,991	$(8)
Corporate bonds	—	—	1,889	(110)	1,889	(110)
Total investment securities	$1,991	$(8)	$1,889	$(110)	$3,880	$(118)